Offerings - Offering: 1	Nov. 26, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Lightbridge Corporation (the “Company”) is deferring payment of all of the registration fee, other than the registration fee due in connection with $150,000,000 of the registrant’s common stock that may be issued and sold from time to time under the Sales Agreement. Registration fees will be paid subsequently on a “pay as you go” basis. The Company will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The amount to be registered consists of an indeterminate amount of the securities of each identified class as may from time to time be offered at indeterminate prices. This registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)

In accordance with Rule 457(o) under the Securities Act, the registrant is paying fees in connection with the $150,000,000 of the registrant’s common stock that may be issued and sold from time to time under the Sales Agreement.